TAXATION - Tax Reconciliation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
Income Tax Disclosure [Line Items]
Income before income tax	$ 1,450,623		$ 178,493	$ 200,800
Tax expenses at Hong Kong profit tax rate of 16.5%	239,353		29,451	33,132
Changes of valuation allowance	14,348		30,172	9,735
Tax effect of permanence differences	9,029		5,486	6,825
Effect of income tax in jurisdictions other than Hong Kong	(4,386)		(4,143)	12,670
Super deduction of research and development expenses	(29,081)		(19,277)
Final settlement differences			(18,038)
Income not subject to tax (1)	(104,470)		(11,365)
Others				(74)
Income tax expenses	$ 124,793	$ 16,095	$ 12,286	$ 62,288
Hong Kong
Income Tax Disclosure [Line Items]
Hong Kong profit tax rate (as a percent)	16.50%	16.50%